Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 48,440	$ 53,635
Gross unrealized gains on FVOCI securities	313	341
Gross unrealized losses on FVOCI securities	(9)	(8)
Financial assets measured at fair value through other comprehensive income	48,744	53,968
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	623	576
Gross unrealized gains on FVOCI securities	96	58
Gross unrealized losses on FVOCI securities	(34)	(49)
Financial assets measured at fair value through other comprehensive income	685	585
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	49,063	54,211
Gross unrealized gains on FVOCI securities	409	399
Gross unrealized losses on FVOCI securities	(43)	(57)
Financial assets measured at fair value through other comprehensive income	49,429	54,553
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	9,498	11,379
Gross unrealized gains on FVOCI securities	38	32
Gross unrealized losses on FVOCI securities	(1)	(2)
Financial assets measured at fair value through other comprehensive income	9,535	11,409
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,998	15,187
Gross unrealized gains on FVOCI securities	143	128
Gross unrealized losses on FVOCI securities	(1)
Financial assets measured at fair value through other comprehensive income	13,140	15,315
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,884	12,533
Gross unrealized gains on FVOCI securities	40	63
Gross unrealized losses on FVOCI securities	(1)
Financial assets measured at fair value through other comprehensive income	10,923	12,596
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,922	5,825
Gross unrealized gains on FVOCI securities	33	38
Gross unrealized losses on FVOCI securities	(3)	(2)
Financial assets measured at fair value through other comprehensive income	5,952	5,861
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,845	2,320
Gross unrealized gains on FVOCI securities	38	49
Gross unrealized losses on FVOCI securities		(1)
Financial assets measured at fair value through other comprehensive income	1,883	2,368
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	395	197
Gross unrealized losses on FVOCI securities	(1)	(2)
Financial assets measured at fair value through other comprehensive income	394	195
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,898	6,194
Gross unrealized gains on FVOCI securities	21	31
Gross unrealized losses on FVOCI securities	(2)	(1)
Financial assets measured at fair value through other comprehensive income	6,917	6,224
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	67	30
Gross unrealized gains on FVOCI securities	28	15
Gross unrealized losses on FVOCI securities		(3)
Financial assets measured at fair value through other comprehensive income	95	42
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	556	546
Gross unrealized gains on FVOCI securities	68	43
Gross unrealized losses on FVOCI securities	(34)	(46)
Financial assets measured at fair value through other comprehensive income	$ 590	$ 543